Treasury Shares (Tables)	12 Months Ended
Jun. 30, 2020
Treasury shares.
Schedule of treasury shares

	Number of shares
	(thousands)	£’000
At 1 July 2019	—	—
Acquisition of shares	(1,683)	(21,305)
At 30 June 2020	(1,683)	(21,305)